Supplement dated April 3, 2008 to the
Pacific Select Fund Statement of Additional Information dated May 1, 2007
This supplement revises the Pacific Select Fund (“fund”) Statement of Additional Information dated May 1, 2007, as supplemented (together, the “SAI”) and must be preceded or accompanied by the fund’s SAI. Remember to review the SAI for other important information.
The ORGANIZATION AND MANAGEMENT OF THE FUND section is updated as follows:

The Investment Adviser subsection is updated to include the following:

Pacific Life Fund Advisors LLC (“PLFA”), a subsidiary of Pacific Life Insurance Company (“Pacific Life”), is the investment adviser to Pacific Select Fund. PLFA also does business under the name “Pacific Asset Management” (“PAM”) and manages the Money Market and High Yield Bond Portfolios under the PAM name. References to management of these portfolios within various materials will be updated to reflect the PAM name, but in the interim may reflect the PLFA name.

The Asset Based Fee and Performance Based Fee tables in the Additional Information About the Portfolio Managers — Other Accounts Managed subsection, are revised as follows:

In the Asset Based Fee table, information regarding: J. Chris Najork for the Small-Cap Value Portfolio is deleted; John B. Brynjolfsson for the Inflation Managed Portfolio is deleted; Dale W. Patrick for the Money Market Portfolio is deleted; and Lori A. Johnstone for the High Yield Bond Portfolio is deleted. The following information is added:

	ASSET BASED FEES (As of 12/31/07)

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts

Portfolio and	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Managers	Accounts	in the Accounts	Accounts	in the Accounts	Accounts	in the Accounts

Inflation Managed
Mihir P. Worah	15	$31,185,509,816	23	$3,847,414,198	29	$10,700,183,420
Money Market
Brian M. Robertson	None	N/A	None	N/A	None	N/A
High Yield Bond
Jason R. Rosiak	None	N/A	None	N/A	3	$283,207,345
Mid-Cap Growth
Jason Yeung	36	$30,733,117,119	5	$1,525,680,441	7,247	$1,981,330,357

In the Performance Based Fee table, information regarding John B. Brynjolfsson is deleted and the following information is added:

PERFORMANCE BASED FEES (As of 12/31/07)

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts

Portfolio and	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Managers	Accounts	in the Accounts	Accounts	in the Accounts	Accounts	in the Accounts

Inflation Managed
Mihir P. Worah	None	N/A	None	N/A	10	$1,315,177,785

Form No.	15-28637-00 PSFSAI308 85-28638-00